Annual Operating Expenses {- Fidelity Capital & Income Fund} - 04.30 Fidelity Capital & Income Fund, High Income Fund, & Focused High Income Fund Combo PRO-12 - Fidelity Capital & Income Fund - Fidelity Capital & Income Fund
Jun. 29, 2022
Operating Expenses:
Management fee	0.55%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.12%
Total annual operating expenses	0.67%